Regulatory Capital Requirements under Banking Regulations [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

The following table summarizes our capital ratios.

	2013		2012		Required minimum			Well- capitalized minimum
December 31, ($ in millions)	Amount	Ratio	Amount	Ratio
Risk-based capital
Tier 1 (to risk-weighted assets)
Ally Financial Inc.	$15,165	11.79%	$20,232	13.13%	4.00%			6.00%
Ally Bank	15,159	16.73	14,136	16.26	4.00			6.00
Total (to risk-weighted assets)
Ally Financial Inc.	$16,405	12.76%	$21,669	14.07%	8.00%			10.00%
Ally Bank	15,809	17.45	14,827	17.06	8.00			10.00
Tier 1 leverage (to adjusted quarterly average assets) (a)
Ally Financial Inc.	$15,165	10.23%	$20,232	11.16%	3.00–4.00%			(b	)
Ally Bank	15,159	15.77	14,136	15.30	15.00	(c	)	5.00%
Tier 1 common (to risk-weighted assets)
Ally Financial Inc.	$11,366	8.84%	$10,749	6.98%	n/a			n/a
Ally Bank	15,159	16.73	14,136	16.26	n/a			n/a

n/a = not applicable

(a)	Federal regulatory reporting guidelines require the calculation of adjusted quarterly average assets using a daily average methodology.

(b)	Currently, there is no Tier 1 leverage component in the definition of “well-capitalized” for a bank holding company.

(c)	Ally Bank, in accordance with the CLMA, is required to maintain a Tier 1 leverage ratio of at least 15%.